Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T

Management Fees(1)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution/Services (12b‑1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None

Other Expenses	0.84%	0.90%	1.89%	0.82%	1.33%	1.84%	1.05%

Acquired Fund(2) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses(3)	1.47%	2.28%	2.52%	1.20%	1.71%	2.72%	1.43%

Fee Waiver and/or Expense Reimbursement(4)	0.77%	0.83%	1.63%	0.75%	1.31%	1.58%	0.79%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.70%	1.45%	0.89%	0.45%	0.40%	1.14%	0.64%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten‑year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$248	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$148	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645
Please retain this Supplement with your records.
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund
Class D Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees(1)	0.35%

Other Expenses	0.91%

Acquired Fund(2) Fees and Expenses	0.03%

Total Annual Fund Operating Expenses(3)	1.29%

Fee Waiver and/or Expense Reimbursement(4)	0.77%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.52%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out‑of‑pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$53	$333	$634	$1,489
Please retain this Supplement with your records.

Class A C S I N R T Shares [Member] | Janus Henderson Low Duration Multi-Sector Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund

Class A Shares	Class S Shares	Class N Shares	Class T Shares
Class C Shares	Class I Shares	Class R Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T

Management Fees(1)	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%

Distribution/Services (12b‑1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None

Other Expenses	0.84%	0.90%	1.89%	0.82%	1.33%	1.84%	1.05%

Acquired Fund(2) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%

Total Annual Fund Operating Expenses(3)	1.47%	2.28%	2.52%	1.20%	1.71%	2.72%	1.43%

Fee Waiver and/or Expense Reimbursement(4)	0.77%	0.83%	1.63%	0.75%	1.31%	1.58%	0.79%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.70%	1.45%	0.89%	0.45%	0.40%	1.14%	0.64%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.
2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following information replaces the corresponding information:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operation Expenses thereafter. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten‑year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$248	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years

Class A Shares	$543	$846	$1,170	$2,086

Class C Shares	$148	$633	$1,145	$2,346

Class S Shares	$91	$629	$1,193	$2,733

Class I Shares	$46	$307	$587	$1,388

Class N Shares	$41	$411	$805	$1,910

Class R Shares	$116	$694	$1,299	$2,935

Class T Shares	$65	$375	$706	$1,645
Please retain this Supplement with your records.

Class D Shares [Member] | Janus Henderson Low Duration Multi-Sector Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund
Class D Shares
Supplement dated March 27, 2026
to Currently Effective Prospectuses
The purpose of this supplement is to notify shareholders of revisions to Janus Henderson Low Duration Multi-Sector Income Fund’s (the “Fund”) investment strategy, risks, and related disclosure regarding investments in one or more funds managed by Kapstream Capital Pty Limited, an affiliate of Janus Henderson Investors US LLC (the “Adviser”). In addition, the supplement provides information about an affiliated fund fee waiver agreement between the Fund and the Adviser in connection with those investments (the “Agreement”). These changes are effective on or about March 30, 2026.
This Agreement shall not modify the Adviser’s obligations under any currently effective waiver agreement, but instead is an additional waiver agreement.
Accordingly, effective March 30, 2026, the Fund’s prospectuses are amended as follows:
1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees(1)	0.35%

Other Expenses	0.91%

Acquired Fund(2) Fees and Expenses	0.03%

Total Annual Fund Operating Expenses(3)	1.29%

Fee Waiver and/or Expense Reimbursement(4)	0.77%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(4)	0.52%
(1)	Management Fees restated to reflect current fees, effective March 4, 2026.
(2)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(3)	Total Annual Fund Operating Expenses restated to reflect current fees, effective March 30, 2026.
(4)
The Fund is subject to several contractual fee waivers and/or expense reimbursement agreements, each of which may be terminated or modified only at the discretion of the Board of Trustees, as follows: (i) the Adviser shall waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out‑of‑pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%; (ii) the Adviser shall waive and/or reimburse out‑of‑pocket transfer agency/shareholder servicing costs, payable by any share class so that such fees do not exceed 0.06% of a share class’s average daily net assets; (iii) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses; and (iv) the Adviser shall waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee payable in connection with any investment in an affiliated listed investment trusts in which the Fund invests, less certain operating expenses. The foregoing contractual waivers identified in (i) through (iii) will remain in effect for at least a one-year period commencing on March 4, 2026; the foregoing contractual waiver identified in (iv) will remain in effect for at least a one‑year period commencing on March 30, 2026.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s prospectuses, the following replaces the corresponding information in its entirety:
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class D Shares	$53	$333	$634	$1,489
Please retain this Supplement with your records.